Share-Based Compensation Nonvested Stock (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares
Nonvested Stock, Outstanding, beginning balance	629,265	671,160	632,400
Nonvested Stock, Issued in Period	14,175	19,410	64,665
Nonvested Stock, Vested in Period	(169,695)	(60,300)	(22,905)
Nonvested Stock, Forfeited in Period	(3,140)	(1,005)	(3,000)
Nonvested Stock, Outstanding ending Balance	470,605	629,265	671,160
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value
Nonvested Stock, Weighted Average Grant Date Fair Value, beginning balance	$ 7.13	$ 6.89	$ 6.78
Nonvested Stock, Issued in Period, Weighted Average Grant Date Fair Value	$ 14.33	$ 11.99	$ 7.92
Nonvested Stock, Vested in Period, Weighted Average Grant Date Fair Value	$ 6.56	$ 6.09	$ 6.51
Nonvested Stock, Forfeitures, Weighted Average Grant Date Fair Value	$ 11.69	$ 7.73	$ 7.73
Nonvested Stock, Weighted Average Grant Date Fair Value, ending Balance	$ 7.52	$ 7.13	$ 6.89